Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$750	$—
Notes—1.375% due 2014	750	750	—
Notes—5.700% due 2016	508	510	512
Notes—3.900% due 2021	1,245	1,245	—
Notes—5.200% due 2041	757	1,247	—
Debentures—7.000% due 2013	—	350	350
Debentures—0.950% due 2015	500	—	—
Debentures—1.500% due 2017	499	—	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	—	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	299	299
Debentures—7.300% due 2031	241	349	349
Debentures—5.300% due 2035 [1]	208	206	205
Debentures—6.050% due 2036	459	748	748
Debentures—8.250% due 2038	65	248	248
Debentures—6.950% due 2042	160	250	249
Debentures—3.803% due 2042 [2]	1,149	—	—
Debentures—7.375% due 2097	244	297	297
Capital lease obligations	73	46	81
Other	16	19	66
Total Machinery and Power Systems	8,666	8,415	4,505
Financial Products:
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	$27,752	$24,944	$20,437

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.
[2] Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.29%.

Aggregate amounts of maturities of long-term debt
The aggregate amounts of maturities of long-term debt during each of the years 2013 through 2017, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2013	2014	2015	2016	2017
Machinery and Power Systems	$1,113	$762	$507	$533	$505
Financial Products	5,991	6,559	4,648	2,027	2,693
	$7,104	$7,321	$5,155	$2,560	$3,198